Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	327,701
Proposed Maximum Offering Price per Unit	0.85095
Maximum Aggregate Offering Price	$ 278,857.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.51
Offering Note	(1a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall cover any additional shares of common stock, $0.001 par value per share ("Common Stock") of the Registrant that become issuable under the Aprea Therapeutics, Inc. 2019 Equity Incentive Plan (the "2019 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. (1b) Consists of shares of Common Stock under the 2019 Plan. (1c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq on March 10, 2026.